Fair Value (Carrying Value Of Assets Measured At Fair Value On Nonrecurring Basis By Level) (Detail) (Fair Value, Measurements, Nonrecurring [Member], JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	¥ 3,911	[1]	¥ 5,469	[1]
Loans	307,807		331,101
Loans, Loans held for sale	28,251		7,439
Loans, Collateral dependent loans	279,556		323,662
Premises and equipment	2,110		6,264
Intangible assets	173		228
Other assets	27,790		86,132
Other assets, Investments in equity method investees	299	[1]	83,873	[1]
Other assets, Other	27,491		2,259
Assets at fair value, Total	341,791		429,194
Investment securities valued at net asset value	2,606		3,483
Unfunded commitments related to investment securities valued at net asset value	1,163		864
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans	5,983		11,510
Loans, Collateral dependent loans	5,983		11,510
Other assets			15,138
Other assets, Investments in equity method investees			15,138	[1]
Assets at fair value, Total	5,983		26,648
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans	11,343		15,834
Loans, Loans held for sale	2,246		549
Loans, Collateral dependent loans	9,097		15,285
Other assets			60,833
Other assets, Investments in equity method investees			60,833	[1]
Assets at fair value, Total	11,343		76,667
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	3,911	[1]	5,469	[1]
Loans	290,481		303,757
Loans, Loans held for sale	26,005		6,890
Loans, Collateral dependent loans	264,476		296,867
Premises and equipment	2,110		6,264
Intangible assets	173		228
Other assets	27,790		10,161
Other assets, Investments in equity method investees	299	[1]	7,902	[1]
Other assets, Other	27,491		2,259
Assets at fair value, Total	¥ 324,465		¥ 325,879

[1]	Includes investments valued at net asset value of ¥3,483 million and ¥2,606 million at March 31, 2014 and September 30, 2014, respectively. The unfunded commitments related to these investments are ¥864 million and ¥1,163 million at March 31, 2014 and September 30, 2014, respectively. These investments are private equity funds.